CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement of Cash Flows [Abstract]
Net income		$ 2,786,435	$ 2,754,173		$ 2,954,947
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		467,777	433,033		482,902
Equity method		(187,814)	(253,602)		(60,254)
Deferred tax expense		223,544	193,568		457,611
Credit impairment charges on loans and advances and financial leases		4,311,485	3,879,559		3,248,517
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments		(8,553)	(6,854)		92,453
Gain on sales on assets held for sale and inventories		(75,976)	(40,600)		(60,294)
Valuation gain on investment securities		(630,904)	(736,075)		(721,984)
Gains on sale of loan portfolio		(12,556)	0		0
Loss (Gain) upon disposal of investment in subsidiary		510	2,700		(260,279)
Valuation (losses) on derivative financial instruments		(244,613)	39,750		(159,422)
Wealth tax		0	51,220		146,931
Income tax		605,891	1,045,030		821,796
Other non-cash ítems		(50,760)	202,829		(1,170)
Net interest		(10,371,051)	(9,919,699)		(9,389,915)
Change in operating assets and liabilities:
(increase) Decrease in derivative financial instruments		(132,684)	135,595		263,966
(increase) Decrease in accounts receivable		(423,960)	338,211		263,871
Increase in loans and advances to customers		(12,952,529)	(11,266,789)		(10,853,224)
Increase in other assets		(282,703)	(23,083)		(47,200)
(Decrease) increase in accounts payable		(273,855)	(629,990)		445,570
Increase in other liabilities		189,868	189,655		263,729
Increase in deposits by customers		6,188,577	8,456,681		5,117,996
Decrease in estimated liabilities and provisions		(12,919)	(16,608)		(56,741)
Net changes in investment securities recognized at fair value through profit or loss		615,093	(1,599,641)		1,485,514
Proceeds from sales of assets held for sale		363,407	331,645		272,830
Proceed from sale of loan porfolio		511,864	0		0
Wealth tax paid	[1]	0	(51,220)		(146,931)
Income tax paid		(167,856)	(199,127)		(192,045)
Dividend received		124,754	80,651		90,569
Interest received		15,585,632	15,347,265		14,370,840
Interest paid		(5,103,246)	(5,798,689)		(5,229,165)
Net cash provided by operating activities		1,042,858	2,939,588		3,601,418
Cash flows from investment activities:
Purchases of debt instruments at amortized cost		(2,380,202)	(3,122,872)		(2,077,078)
Proceeds from maturities of debt instruments at amortized cost		2,214,457	2,167,450		2,365,976
Purchases of debt instruments at fair value through OCI (2017: debt instruments at amortized cost and fair value through profit or loss)	[2]	(1,652,050)	0		0
Proceeds from debt instruments at fair value through OCI (2017: debt instruments at amortized cost and fair value through profit or loss)	[2]	1,525,435	0		0
Purchases of equity instruments and interests in associates and joint ventures		(289,361)	(305,650)		(487,782)
Proceeds from equity instruments and interests in associates and joint ventures		29,752	7,479		53,488
Restitution of associates' capital contributions		0	2,495		0
Purchases of premises and equipment and investment properties		(1,014,093)	(1,132,015)		(1,082,522)
Proceeds from sales of premises and equipment and investment properties		311,430	568,744		552,471
Net cash outflow from sales of investments in subsidiaries		0	0		(219,218)	[3]
Net cash outflow (inflow) from liquidation of investments in subsidiaries		26	(1,534)	[4]	(93)
Purchase of other long-term assets		(127,236)	(92,177)		(132,869)
Net cash (used in) provided by investing activities		(1,381,842)	(1,908,080)		(1,027,627)
Cash flows from financing activities:
(Decrease) Increase in repurchase agreements and other similar secured borrowing		(922,840)	1,313,442		706,341
Proceeds from borrowings from other financial institutions		15,774,251	12,190,496		13,594,292
Repayment of borrowings from other financial institutions		(14,472,128)	(17,042,665)		(13,744,676)
Placement of debt instruments in issue	[5]	1,150,485	3,013,426		3,039,485
Payment of debt instruments in issue		(1,886,850)	(1,969,399)		(3,099,039)
Dividends paid		(735,798)	(1,126,209)		(840,242)
Transactions with non-controlling interests	[6]	360,169	0		0
Net cash used in financing activities	[7]	(732,711)	(3,620,909)		(343,839)
Effect of exchange rate changes on cash and cash equivalents		1,636,861	294,800		(575,284)
(Decrease) increase in cash and cash equivalents		(1,071,695)	(2,589,401)		2,229,952
Cash and cash equivalents at beginning of year		18,165,644	20,460,245		18,805,577
Cash and cash equivalents at end of year		$ 18,730,810	$ 18,165,644		$ 20,460,245

[1]	The Bank was required to pay the wealth tax contribution until the tax year of 2017, in accordance with the Law 1739 of 2014. See Note 11 Income Tax
[2]	See adoption of new accounting standards in Note 32 impacts on application of new standards.
[3]	Corresponds to the net amount of cash received from the sale a 51% interest in Compañía de Financiamiento TUYA S.A. amounting to COP 9,517 and the balance of cash and cash equivalents held by the company at the transaction date amounting to COP 228,735.
[4]	Corresponds to the net amount of cash received from the liquidation of Leasing Perú S.A. and Fondo de Inversión en Arrendamiento Operativo - Renting Perú amounting to COP 16,838 and COP 3,757, respectively, and the balance of cash and cash equivalents held by the companies at the transaction date amounting to COP 17,903 and COP 4,226, respectively.
[5]	The issuance costs paid by Bancolombia S.A. amounted to USD 15,535. For further information see Note 17. Debt instruments in issue.
[6]	This item corresponds mainly to the capitalization of Fondo Colombia Inmobiliario.
[7]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 28. Liabilities from financing activities.